CURRENT AND DEFERRED TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Income tax provision, current liabilities	$ 3,511	$ 9,632
Income tax provision, non-current liabilities
Income tax provision	3,511	9,632
Additional tax provision, current liabilities		4,654
Additional tax provision, non-current liabilities
Additional tax provision		4,654
Total liabilities by current tax, current liabilities	3,511	14,286
Total liabilities by current tax, non-current liabilities
Total liabilities by current tax	$ 3,511	$ 14,286